5. Derivative Liability (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend yield	0.00%
Minimum [Member]
Volatility	122.00%	108.00%	102.00%
Risk-free interest rate	0.54%	0.20%	0.50%
Expected life (years)	1 month 24 days
Maximum [Member]
Volatility	199.00%	254.00%	112.00%
Risk-free interest rate	1.31%	2.50%	1.20%
Expected life (years)	1 year 8 months 2 days	10 years	3 years